Financial Instruments - Additional Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments outstanding	$ 0	$ 0
Foreign currency sensitivity rate	10.00%
Forward foreign currency contracts	$ 0	$ 0